Warrants - Additional Information (FY) (Details) $ / shares in Units, $ in Thousands									1 Months Ended					3 Months Ended			8 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) $ / shares shares	Jul. 20, 2020 USD ($) director $ / shares shares	Jun. 24, 2020 USD ($) director $ / shares shares	Mar. 17, 2020 $ / shares shares	Dec. 19, 2019 $ / shares shares	Nov. 04, 2019 $ / shares shares	Sep. 17, 2019 $ / shares shares	May 06, 2019 $ / shares shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	May 31, 2019 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	May 31, 2020 shares
Class of Warrant or Right [Line Items]
Warrants outstanding, intrinsic value | $									$ 23,800					$ 31,300	$ 23,800		$ 12,200	$ 23,800	$ 12,200
Warrants acquired (in shares)								712,823					712,823
Warrants acquired, weighted average exercise price (in dollars per share) | $ / shares								$ 3.90					$ 3.90
Warrants issued (in shares)	400,000	200,000	1,000,000	1,003,232	937,500	11,000					570,258	1,990,624		3,288,400			17,414,030	49,928,469
Warrants, exercise price (in dollars per share) | $ / shares	$ 1.00	$ 1.05	$ 1.25	$ 1.62	$ 5.00	$ 5.00					$ 0.65	$ 0.75
Warrants, modified exercise price of existing warrants (in dollars per share) | $ / shares			$ 4.25	$ 1.62							$ 0.65	$ 0.75
Warrants exercised (in shares)														1,839,275	1,687,690		1,144,999	1,937,690
Warrants expired (in shares)									2,512,321					76,926				5,470,655
Warrant term	72 months		84 months		24 months	24 months
Warrants exercised (in dollars per share) | $ / shares														$ 0.76			$ 3.50	$ 0.58
Increase in fair value of warrant | $			$ 100											$ 6,483		$ (1,379)		$ 24,898	$ 0
Number of warrants converted (in shares)																				1,041,666
Number of individuals received warrants | director		2	2
Share-based compensation expense | $														2,525		$ 2,485
Shareholder Guaranties
Class of Warrant or Right [Line Items]
Warrants, fair value | $									$ 4,200						$ 4,200			4,200
General and administrative expenses
Class of Warrant or Right [Line Items]
Total cost of contract termination | $																		5,700
General and administrative expense for warrants issued for services | $	$ 100
Exercise Price $5.00
Class of Warrant or Right [Line Items]
Warrants, exercise price (in dollars per share) | $ / shares					$ 5.00
Broker
Class of Warrant or Right [Line Items]
Warrants issued (in shares)								220,539
Warrants exercised (in dollars per share) | $ / shares								$ 3.00
PIPE Transaction
Class of Warrant or Right [Line Items]
Warrants issued (in shares)								5,744,991
Warrant term								24 months
Warrants exercised (in dollars per share) | $ / shares								$ 4.25
Series F Preferred Stock
Class of Warrant or Right [Line Items]
Adjustment to additional paid-in capital for discount on preferred stock | $										$ 14,600
Series F Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)										43,403,130
Warrants, exercise price (in dollars per share) | $ / shares										$ 0.75
Warrant term										72 months
Increase in fair value of warrant | $														$ 6,483				$ 24,898
Guarantor Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)					6,500,000
Warrants, exercise price (in dollars per share) | $ / shares					$ 1.82
Warrant term					24 months
June 2020 Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)			1,000,000
Warrants, exercise price (in dollars per share) | $ / shares			$ 1.25
Warrant term			84 months
July 2020 Guarantor Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		300,000
Warrants, exercise price (in dollars per share) | $ / shares		$ 1.05
Warrant term		84 months
Share-based compensation expense | $		$ 1,000
Warrant Exercise Period One
Class of Warrant or Right [Line Items]
Period from issuance date after which warrants become exercisable							12 months
Warrant Exercise Period One | Advisor | Exercise Price $0.10
Class of Warrant or Right [Line Items]
Warrants issued (in shares)							2,500,000
Warrants exercised (in dollars per share) | $ / shares							$ 0.10
Warrants exercisable (in shares)							1,250,000
Warrant Exercise Period One | Advisor | Exercise Price $10.00
Class of Warrant or Right [Line Items]
Warrants issued (in shares)							1,500,000
Warrants exercised (in dollars per share) | $ / shares							$ 10.00
Warrant Exercise Period Two
Class of Warrant or Right [Line Items]
Period from issuance date after which warrants become exercisable							18 months
Warrant Exercise Period Two | Advisor | Exercise Price $0.10
Class of Warrant or Right [Line Items]
Warrants exercised (in dollars per share) | $ / shares							$ 0.10
Warrants exercisable (in shares)							1,250,000
Warrant Exercise Period Two | Advisor | Exercise Price $10.00
Class of Warrant or Right [Line Items]
Warrants exercised (in dollars per share) | $ / shares							$ 10.00
Warrants exercisable (in shares)							1,500,000